Fees Summary	Jun. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,534,000
Previously Paid Amount	0.00
Total Fee Amount	694.16
Total Offset Amount	0.00
Net Fee	694.16
Narrative - Max Aggregate Offering Price	$ 4,534,000
Final Prospectus	true